Mischler Financial Group [Member] Expense Example - Mischler Financial Group - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND - Mischler Financial Group Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	119
Expense Example, with Redemption, 10 Years	$ 275